SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenues	$ 8,248,108	$ 7,991,103	$ 9,028,187
Campaign Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	4,885,294	4,401,097	3,903,427
Optimization Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	2,458,420	2,723,341	3,986,865
Social Media Platforms Marketing Services [Member]
Product Information [Line Items]
Total revenues	771,266	866,665	880,627
Social commerce [Member]
Product Information [Line Items]
Total revenues	$ 133,128		$ 257,268